Revenue - Schedule of Disaggregation of Revenue (Parenthetical) (Detail) - Sales Revenue Net Member	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
MT
Disaggregation of Revenue [Line Items]
Concentration risk percentage	14.00%	16.00%	12.00%
GI
Disaggregation of Revenue [Line Items]
Concentration risk percentage	13.00%	15.00%	16.00%
GB
Disaggregation of Revenue [Line Items]
Concentration risk percentage	13.00%	13.00%
US
Disaggregation of Revenue [Line Items]
Concentration risk percentage	20.00%